SUBSEQUENT EVENTS (Details) $ in Millions				3 Months Ended		12 Months Ended
	Feb. 14, 2026 CAD ($)	Jan. 07, 2026 CAD ($) shares	Jan. 02, 2026 USD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)	Sep. 30, 2025 shares
SUBSEQUENT EVENTS
Shares issued upon conversion of convertible debt (in shares) | shares				290,094		1,147,806
Repayments of borrowings				$ (7,000,000)	$ 4,156,214
At the market equity offering
SUBSEQUENT EVENTS
Maximum amount of at-the-market equity offering			$ 50
Repayment of borrowings | Unsecured credit facility
SUBSEQUENT EVENTS
Shares issued upon conversion of convertible debt (in shares) | shares		2,300,726
Repayments of borrowings	$ 2,461,777
Repayment of borrowings | Kamino facility
SUBSEQUENT EVENTS
Repayments of borrowings		$ 2,461,777